Credit Portfolio (Details) - Credit Portfolio - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	R$ 4,206,367	R$ 3,152,793
Payroll loans and other [Member]
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	3,190,558	2,480,074
Credit card receivables [Member]
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	772,087	660,113
Loans [Member]
Disclosure Of Loans And Receivables [Line Items]
Loans and advances	R$ 243,722	R$ 12,606